VANECK MORTGAGE REIT INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 100.0%
Financial Services : 100.0%
AGNC Investment Corp. † 2,551,888 $ 25,544,399
Annaly Capital Management,
Inc. 1,594,047 31,737,476
Apollo Commercial Real Estate
Finance, Inc. 1,036,341 11,296,117
Arbor Realty Trust, Inc. † 992,425 13,397,737
Ares Commercial Real Estate
Corp. † 525,720 4,063,816
ARMOUR Residential REIT,
Inc. † 349,926 7,068,505
Blackstone Mortgage Trust,
Inc. 787,034 14,048,557
BrightSpire Capital, Inc. 1,069,528 6,128,395
Chimera Investment Corp. 685,914 10,021,203
Dynex Capital, Inc. † 720,558 8,769,191
Ellington Financial, Inc. † 753,470 9,561,534
Franklin BSP Realty Trust, Inc. 661,096 9,149,569
HA Sustainable Infrastructure
Capital, Inc. † 423,362 13,873,573
Invesco Mortgage Capital,
Inc. † 459,972 4,176,546
KKR Real Estate Finance Trust,
Inc. 357,590 4,105,133
Ladder Capital Corp. 1,093,427 13,121,124
Number
of Shares Value
Financial Services (continued)
MFA Financial, Inc. 824,305 $ 9,223,973
New York Mortgage Trust,
Inc. † 787,814 5,105,035
Orchid Island Capital, Inc. 614,117 4,937,501
PennyMac Mortgage
Investment Trust † 623,353 8,583,571
Ready Capital Corp. † 1,344,699 12,478,807
Redwood Trust, Inc. 978,195 7,111,478
Rithm Capital Corp. 1,656,981 19,237,549
Starwood Property Trust, Inc. † 1,031,914 20,586,684
Two Harbors Investment Corp. 858,924 11,569,706
Underline
Total Common Stocks
(Cost: $307,036,093) 284,897,179
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 5.2%
Money Market Fund: 5.2%
(Cost: $14,715,683)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 14,715,683 14,715,683
Total Investments: 105.2%
(Cost: $321,751,776) 299,612,862
Liabilities in excess of other assets: (5.2)% (14,689,395)
NET ASSETS: 100.0% $ 284,923,467
† Security fully or partially on loan. Total market value of securities on loan is $72,091,872.